Capital and Reserves	12 Months Ended
Dec. 31, 2023
Capital and Reserves [Abstract]
CAPITAL AND RESERVES
12	CAPITAL AND RESERVES

i)	Share capital

	2023			2022			2021
	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD	Number of Class A shares	Number of Class B shares	USD
Issued and fully paid:
Shares
As at the beginning of year	30,588,830	5,000,000	1,228,037	23,792,943	5,000,000	1,015,587	23,792,943	5,000,000	1,015,587
Issuance of shares	800,000	-	1,600,000	6,795,887	-	212,450	-	-	-
Conversion of a convertible loan	1,911,170	-	736,113
As at end of year	33,300,000	5,000,000	3,564,150	30,588,830	5,000,000	1,228,037	23,792,943	5,000,000	1,015,587

Holders of class A shares are entitled to dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. The holder of class B shares is not entitled to dividends as declared from time to time and is entitled to twenty (20) vote per share at general meeting of the Company.

In September 2022, the general meeting of shareholders approved the issue of 6,750,881 class A shares at a price of S$1.00 per share (2021: nil).

Additionally, 22,503 and 22,503 class A shares were issued as a result of the establishment of YY Circle Sdn Bhd and Hong Ye Maintenance (MY) Sdn Bhd on July 22, 2022 and November 8, 2022, respectively.

On February 21, 2023, the Group issued 800,000 class A shares to V Capital Quantum Sdn Bhd at a price of $2.00 per shares in exchange for the IPO related consultation service fee received for the year ended December 31, 2023. The Company recognized it as deferred IPO cost over the service period.

On February 28, 2023, the Group and Mr. Tan Soo Seng (“Lender”) agreed and signed a Notice to terminate the Convertible Loan Agreement, with effect on February 28, 2023. The Company issued 1,911,170 or 4.99% class A shares under the Company to the Lender.

ii)	Nature and purpose of reserves

a)	Foreign currency translation reserve

The foreign currency translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.